Commitments	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments

NOTE 16 – COMMITMENTS

Patent payable

As part of the formation of the Company, a patent license was transferred to the Company. The original license began in 2006. Under the terms of the license the Company agreed to pay $10,000 per year through 2015 and royalties of 2% on any revenues resulting from the license. There were no revenues generated by this license during the years ended December 31, 2013 and 2012, and from inception to December 31, 2013. The remaining obligation of $20,000 and $35,833 as of December 31, 2013 and 2012, respectively, is recorded as patent license payable on the balance sheet.

Employee settlement

As of December 31, 2013 and 2012, the Company owed a former employee a settlement payable in the amount of $50,000 for accrued vacation benefits. As part of the settlement, a stock option previously granted to the former employee was fully vested and extended.

License and agreements

In November 2006, the Company entered into a joint development and supply agreement with the supplier of all of its inventory. Under the agreement, the Company granted the supplier a non-exclusive world-wide license, with an option to convert the license to an exclusive license, to use the Company’s rights related to the development and commercialization of human nutraceutical astaxanthin products. In 2013, the license was converted to an exclusive license. The Company is to receive between specified royalties based on future net sales of such human nutraceutical astaxanthin products. No royalties were realized from this agreement as of December 31, 2013 or 2012.

In February 2012, the Company entered into a licensing agreement granting a company worldwide exclusive rights to certain monoclonal antibodies against paclitaxel and tangible property relating to assay kits to detect various anti-cancer compounds, including manufacturing and technical know-how. The Company is to receive payments upon attaining certain milestones and royalties based on future net sales of products utilizing the licensed technology. The Company generated $10,000 of fees during 2012 from this agreement.